Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012	2011
Waste management services	$10,341	$16,869
Golf and related operations	30,140	30,140
Corporate	44,538	41,840
Sub Total	85,019	88,849
Elimination of intersegment receivables	(34,864)	(35,482)
Total	$50,155	$53,367

Segment Income [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012	2011
Net operating revenues from:
Waste management services:
External customers revenues	$37,284	$43,463
Intersegment revenues	—	—
Total waste management services	37,284	43,463

Golf and related operations:
External customer revenues	11,607	10,523
Intersegment revenues	94	53
Total golf and related operations	11,701	10,576

Segment operating revenues	48,985	54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	$48,891	$53,986

Income (loss) before taxes:
Waste management services	$2,967	$3,568
Golf and related operations	(451)	(293)
Segment income before taxes	2,516	3,275
Corporate interest income	2	5
Corporate other income, net	34	160
General corporate expenses	(2,807)	(2,575)
(Loss) income before taxes	$(255)	$865

Depreciation and amortization:
Waste management services	$42	$34
Golf and related operations	1,457	1,509
Corporate	136	120
Total	$1,635	$1,663

Interest income:
Waste management services	$—	$—
Corporate	2	5
Total	$2	$5

Capital expenditures:
Waste management services	$31	$104
Golf and related operations	1,381	1,261
Corporate	53	49
Total	$1,465	$1,414